Expense Example - RBC BlueBay Credit Opportunities Fund	Apr. 01, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	314
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	329
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	505
Expense Example, with Redemption, 3 Years	$ 825